Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

4. Intangible Assets, net

The following table provides information regarding our intangible assets, net for the periods presented (dollars in thousands):

	As of September 30, 2014			As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$13,288	$(13,277)	$11	$14,228	$(14,054)	$174
Technology	8,414	(6,203)	2,211	8,693	(5,902)	2,791
Total	21,702	(19,480)	2,222	22,921	(19,956)	2,965
Less: Held for Sale	—	—	—	1,220	(1,021)	199

Total intangible assets, net	$21,702	$(19,480)	$2,222	$21,701	$(18,935)	$2,766

Amortization expense included in continuing operations was $0.2 million and $0.6 million for the three and nine months ended September 30, 2014, respectively, as compared to $0.2 million and $0.5 million for the corresponding periods in 2013, respectively.

Estimated annual amortization expense for definite-lived intangible assets for each of the five succeeding fiscal years are as follows (in thousands):

Fiscal year ending December 31,
2014 (remainder of fiscal year)	$181
2015	750
2016	638
2017	545
2018	108

5. Goodwill and Intangible Assets

The changes in the carrying amount of our goodwill for the years ended December 31, 2013 and 2012 are as follows (in thousands):

Goodwill balance as of December 31, 2011	$25,208
Impairment of goodwill	(22,951)
Effect of foreign currency translation	159

Goodwill balance as of December 31, 2012	2,416
Effect of foreign currency translation	—

Goodwill balance as of December 31, 2013	$2,416

During the first quarter of 2012, we decided to sell our subsidiaries located in the Netherlands and France. We allocated goodwill to each of these subsidiaries based on relative fair value of net assets. We completed the sales of our Netherlands and France subsidiaries in May 2012 and used the sale price to calculate the relative fair value in order to determine the allocation of goodwill.

In the fourth quarter of 2012, we performed our annual impairment testing and determined our goodwill was further impaired, primarily due to anticipated reduction in the performance of our carrier business, primarily as a result of AT&T’s recent decision to terminate the AT&T Agreement (and all services thereunder) effective June 30, 2013, as well as a sustained decline in our stock price resulting in a market capitalization below the book value of our net assets. Our impairment charge associated with goodwill for the year ended December 31, 2012 was $23.0 million, all of which is included in discontinued operations. See Note 6—Impairment Charges for more information.

No impairment of goodwill was identified during the year ended December 31, 2013 based on the results of our annual impairment test.

A portion of our goodwill balance is denominated in Canadian dollars. The effect of foreign currency translation on our goodwill balance for the year ended December 31, 2012 was $0.2 million, as the result of the change in the value of the U.S. dollar and the value of the Canadian dollar during these periods. As of December 31, 2013, our entire goodwill balance is denominated in U.S. dollars.

Intangible Assets

The following tables provide information regarding our intangible assets, net for the periods presented (dollars in thousands):

	As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Amortization Period (in years)
Customer relationships	$14,228	$(14,054)	$174	1.2
Technology	8,693	(5,902)	2,791	4.0
Total	22,921	(19,956)	2,965
Less: Held for Sale	1,220	(1,021)	199

Total intangible assets, net	$21,701	$(18,935)	$2,766

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Weighted- Average Amortization Period (in years)
Customer relationships	$15,087	$(13,733)	$(585)	$769	1.8
Technology	8,693	(1,633)	(3,617)	3,443	4.9
Trade name	120	(70)	—	50	1.3
Total	23,900	(15,436)	(4,202)	4,262
Less: Held for Sale	2,198	(880)	(677)	641

Total intangible assets, net	$21,702	$(14,556)	$(3,525)	$3,621

Intangible assets include assets capitalized as a result of our acquisitions. Amortization expense included in continuing operations for the years ended December 31, 2013 and 2012 was $0.7 million and $1.1 million, respectively. Based on the results of our impairment testing conducted in 2012, we recognized impairment charges related to certain of our intangible assets. Our continuing operations include impairment charges of $3.5 million for the year ended December 31, 2012. See Note 6—Impairment Charges for more information.

As of December 31, 2013, estimated annual amortization expenses for definite-lived intangible assets for each of the five succeeding years are as follows (in thousands):

2014	$820
2015	852
2016	641
2017	545
2018	108